Condensed Statement of Changes in Stockholders' Equity (Parenthetical)	3 Months Ended
Sep. 30, 2020 shares
Statement of Stockholders' Equity [Abstract]
Sale of underwriting discounts, shares	14,375,000
Sale of private placement, shares	487,500